LEASE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Existence of option to extend lease	true
Existence of option to terminate lease	true
Operating lease expenses	¥ 62,449	¥ 61,034	¥ 63,667
Amortization expenses of land use rights	¥ 20,723	¥ 20,724	¥ 20,723
Minimum
LEASE
Remaining lease term	1 year
Maximum
LEASE
Original term of the lease	5 years
Remaining lease term	3 years
Extension term of the lease	5 years
Termination term of the lease	1 year